Quarterly Holdings Report
for
Fidelity® Emerging Markets Debt Central Fund
September 30, 2021
EMC-NPRT3-1121
1.926211.110
Nonconvertible Bonds - 42.0%
		Principal Amount (a)	Value ($)
Argentina - 0.8%
YPF SA:
8.5% 3/23/25 (b)		6,096,125	5,587,556
8.75% 4/4/24 (b)		18,190,000	16,280,050
TOTAL ARGENTINA			21,867,606
Azerbaijan - 0.7%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		11,330,000	13,325,213
State Oil Co. of Azerbaijan Republic:
4.75% 3/13/23 (Reg. S)		1,835,000	1,911,226
6.95% 3/18/30 (Reg. S)		2,715,000	3,335,378
TOTAL AZERBAIJAN			18,571,817
Bahrain - 0.8%
The Oil and Gas Holding Co.:
7.5% 10/25/27 (b)		6,995,000	7,639,344
7.625% 11/7/24 (b)		9,925,000	10,852,491
8.375% 11/7/28 (b)		2,065,000	2,382,236
TOTAL BAHRAIN			20,874,071
Bailiwick of Jersey - 0.2%
Galaxy Pipeline Assets BidCo Ltd. 2.625% 3/31/36 (b)		6,685,000	6,568,013

Bermuda - 1.3%
Digicel Group Ltd. 6.75% 3/1/23 (b)		3,120,000	2,956,200
GeoPark Ltd. 6.5% 9/21/24 (b)		5,885,000	6,025,872
Investment Energy Resources Ltd. 6.25% 4/26/29 (b)		5,490,000	5,949,788
Qtel International Finance Ltd.:
2.625% 4/8/31 (b)		5,130,000	5,232,600
3.25% 2/21/23 (b)		5,230,000	5,395,007
5% 10/19/25 (b)		2,795,000	3,186,300
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (b)		7,235,000	7,318,203
TOTAL BERMUDA			36,063,970
Brazil - 0.6%
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (b)		8,530,000	8,576,915
Natura Cosmeticos SA 4.125% 5/3/28 (b)		7,570,000	7,648,539
TOTAL BRAZIL			16,225,454
British Virgin Islands - 2.2%
1MDB Global Investments Ltd. 4.4% 3/9/23		41,500,000	41,715,281
Central American Bottling Corp. 5.75% 1/31/27 (b)		3,817,000	3,916,719
ENN Clean Energy International Investment Ltd. 3.375% 5/12/26 (b)		7,010,000	7,043,298
Gold Fields Orogen Holding BVI Ltd. 5.125% 5/15/24 (b)		1,850,000	1,986,784
Sinopec Group Overseas Development Ltd.:
1.45% 1/8/26 (b)		4,035,000	4,026,244
2.7% 5/13/30 (b)		2,555,000	2,610,827
TOTAL BRITISH VIRGIN ISLANDS			61,299,153
Canada - 1.3%
First Quantum Minerals Ltd.:
7.25% 4/1/23 (b)		22,505,000	22,898,838
7.5% 4/1/25 (b)		2,900,000	2,974,893
Gran Colombia Gold Corp. 6.875% 8/9/26 (b)		6,975,000	6,992,438
MEGlobal Canada, Inc. 5% 5/18/25 (b)		1,225,000	1,349,261
TOTAL CANADA			34,215,430
Cayman Islands - 3.4%
Alibaba Group Holding Ltd. 2.125% 2/9/31		3,395,000	3,260,965
Baidu, Inc.:
1.72% 4/9/26		4,835,000	4,831,954
2.375% 10/9/30		2,715,000	2,660,537
DP World Crescent Ltd.:
3.7495% 1/30/30 (b)		8,805,000	9,399,338
3.875% 7/18/29 (Reg. S)		4,815,000	5,184,551
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)		6,415,000	6,602,639
JD.com, Inc. 3.375% 1/14/30		7,545,000	7,913,800
Lamar Funding Ltd. 3.958% 5/7/25 (b)		1,845,000	1,839,004
MCE Finance Ltd. 4.875% 6/6/25 (b)		3,805,000	3,814,513
Meituan:
2.125% 10/28/25 (b)		5,835,000	5,677,455
3.05% 10/28/30 (b)		3,860,000	3,576,049
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)		6,825,000	6,832,678
OEC Finance Ltd.:
4.375% 10/25/29 pay-in-kind (b)		5,786,114	572,825
7.125% 12/26/46 pay-in-kind (b)		8,076,907	698,652
SA Global Sukuk Ltd. 1.602% 6/17/26 (b)		4,825,000	4,795,447
Sable International Finance Ltd. 5.75% 9/7/27 (b)		4,790,000	5,029,500
Sparc Em Spc 0% 12/5/22 (b)		359,589	354,037
Tencent Holdings Ltd.:
1.81% 1/26/26 (b)		2,715,000	2,736,720
2.39% 6/3/30 (b)		3,405,000	3,344,970
2.88% 4/22/31 (b)		2,220,000	2,269,040
3.975% 4/11/29 (b)		2,040,000	2,237,370
Termocandelaria Power Ltd. 7.875% 1/30/29 (b)		6,077,250	6,350,726
Wynn Macau Ltd. 5.5% 1/15/26 (b)		4,165,000	4,024,431
TOTAL CAYMAN ISLANDS			94,007,201
Chile - 0.8%
Corporacion Nacional del Cobre de Chile (Codelco):
3% 9/30/29 (b)		1,225,000	1,252,409
3.15% 1/14/30 (b)		3,200,000	3,298,600
3.7% 1/30/50 (b)		7,485,000	7,598,678
VTR Comunicaciones SpA:
4.375% 4/15/29 (b)		2,780,000	2,849,500
5.125% 1/15/28 (b)		6,690,000	7,065,476
TOTAL CHILE			22,064,663
Colombia - 0.3%
Colombia Telecomunicaciones SA 4.95% 7/17/30 (b)		2,420,000	2,534,648
Oleoducto Central SA 4% 7/14/27 (b)		6,585,000	6,740,571
TOTAL COLOMBIA			9,275,219
Curacao - 0.2%
Teva Pharmaceutical Finance Co. BV:
2.95% 12/18/22		3,125,000	3,148,438
3.65% 11/10/21		1,030,000	1,031,288
TOTAL CURACAO			4,179,726
Dominican Republic - 0.0%
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		1,075,000	1,121,695

Georgia - 0.4%
Georgia Bank Joint Stock Co. 6% 7/26/23 (b)		9,705,000	10,238,775
Silknet JSC 11% 4/2/24 (Reg. S)		650,000	704,438
TOTAL GEORGIA			10,943,213
Hong Kong - 0.3%
Lenovo Group Ltd.:
3.421% 11/2/30 (b)		5,555,000	5,767,201
5.875% 4/24/25 (Reg. S)		1,295,000	1,455,217
TOTAL HONG KONG			7,222,418
India - 0.3%
Adani Electricity Mumbai Ltd. 3.867% 7/22/31 (b)		3,540,000	3,498,157
JSW Steel Ltd. 3.95% 4/5/27 (b)		4,935,000	4,901,146
TOTAL INDIA			8,399,303
Indonesia - 0.6%
Delta Merlin Dunia Tekstil PT:
0% 6/26/32		985,000	56,178
2.5% 6/26/28		985,000	192,260
Indonesia Asahan Aluminium Tbk PT 5.45% 5/15/30 (b)		5,295,000	6,082,631
PT Adaro Indonesia 4.25% 10/31/24 (b)		9,045,000	9,233,249
TOTAL INDONESIA			15,564,318
Ireland - 1.0%
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		3,820,000	4,015,775
Celtic Resources Holdings DAC 4.125% 10/9/24 (b)		5,060,000	5,291,647
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (b)		7,080,000	7,292,046
Sibur Securities DAC 2.95% 7/8/25 (b)		2,610,000	2,658,938
SUEK Securities DAC 3.375% 9/15/26 (b)		7,935,000	7,910,084
TOTAL IRELAND			27,168,490
Isle of Man - 0.1%
Sasol Financing International PLC 4.5% 11/14/22		3,245,000	3,322,069

Israel - 1.0%
Delek Overriding Royalty Levia 7.494% 12/30/23 (Reg. S) (b)		9,905,000	10,140,244
Energean Israel Finance Ltd. 4.875% 3/30/26 (Reg. S) (b)		6,420,000	6,580,500
Leviathan Bond Ltd.:
5.75% 6/30/23 (Reg. S) (b)		4,240,000	4,409,498
6.125% 6/30/25 (Reg. S) (b)		5,570,000	6,033,736
TOTAL ISRAEL			27,163,978
Kazakhstan - 0.3%
KazMunaiGaz National Co.:
3.5% 4/14/33 (b)		3,900,000	4,017,000
4.75% 4/24/25 (b)		1,205,000	1,327,609
5.75% 4/19/47 (b)		1,965,000	2,353,088
TOTAL KAZAKHSTAN			7,697,697
Luxembourg - 2.2%
Adecoagro SA 6% 9/21/27 (b)		7,820,000	8,168,479
Alrosa Finance SA 3.1% 6/25/27 (b)		2,610,000	2,681,775
B2W Digital Lux SARL 4.375% 12/20/30 (b)		8,420,000	8,177,925
FEL Energy VI SARL 5.75% 12/1/40 (b)		3,272,290	3,414,021
Guara Norte SARL 5.198% 6/15/34 (b)		5,530,293	5,526,836
MHP SA 7.75% 5/10/24 (b)		3,960,000	4,283,730
Millicom International Cellular SA 4.5% 4/27/31 (b)		4,710,000	4,945,500
Petrorio Luxembourg SARL 6.125% 6/9/26 (b)		1,665,000	1,677,071
SB Capital SA 5.125% 10/29/22 (b)		2,725,000	2,820,375
TMK Capital SA 4.3% 2/12/27 (Reg. S)		4,020,000	4,055,929
Tupy Overseas SA 4.5% 2/16/31 (b)		5,120,000	4,970,496
Usiminas International SARL 5.875% 7/18/26 (b)		6,415,000	6,742,165
VM Holding SA 6.5% 1/18/28 (b)		3,375,000	3,712,078
TOTAL LUXEMBOURG			61,176,380
Malaysia - 0.3%
GENM Capital Labuan Ltd. 3.882% 4/19/31 (b)		6,685,000	6,623,582
Petronas Capital Ltd. 3.5% 4/21/30 (b)		2,620,000	2,835,967
TOTAL MALAYSIA			9,459,549
Marshall Islands - 0.1%
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 10.75% 7/1/25 (b)		2,455,000	2,639,125

Mauritius - 0.4%
HTA Group Ltd. 7% 12/18/25 (b)		5,190,000	5,442,364
MTN (Mauritius) Investments Ltd.:
4.755% 11/11/24 (b)		1,810,000	1,894,618
6.5% 10/13/26 (b)		3,630,000	4,127,310
TOTAL MAURITIUS			11,464,292
Mexico - 6.1%
Aerovias de Mexico SA de CV 7% 2/5/25 (b)(c)		1,615,000	1,275,850
Axtel S.A.B. de CV 6.375% 11/14/24 (b)		960,000	988,980
Braskem Idesa SAPI 7.45% 11/15/29 (b)		1,410,000	1,491,780
CEMEX S.A.B. de CV 3.875% 7/11/31 (b)		2,655,000	2,649,956
Metalsa SA de CV 3.75% 5/4/31 (b)		5,150,000	5,001,294
Orbia Advance Corp. S.A.B. de CV 1.875% 5/11/26 (b)		3,100,000	3,093,459
Petroleos Mexicanos:
3 month U.S. LIBOR + 3.650% 3.7641% 3/11/22 (d)(e)		4,950,000	4,963,464
3.5% 1/30/23		7,330,000	7,421,625
4.875% 1/24/22		9,840,000	9,923,640
4.875% 1/18/24		27,160,000	28,115,693
5.375% 3/13/22		4,290,000	4,352,473
6.5% 3/13/27		2,695,000	2,829,750
6.5% 6/2/41		2,085,000	1,841,472
6.625% 6/15/35		21,915,000	20,791,856
6.75% 9/21/47		8,752,000	7,582,295
6.875% 10/16/25 (b)		3,240,000	3,547,800
6.95% 1/28/60		1,655,000	1,433,892
7.69% 1/23/50		44,374,000	41,795,849
8.625% 2/1/22		3,625,000	3,699,766
8.625% 12/1/23 (d)		930,000	1,013,991
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S) (c)		23,695,000	13,944,508
TOTAL MEXICO			167,759,393
Mongolia - 0.1%
Development Bank of Mongolia 7.25% 10/23/23 (b)		1,405,000	1,501,857

Morocco - 0.2%
OCP SA:
3.75% 6/23/31 (b)		3,700,000	3,690,750
4.5% 10/22/25 (b)		1,280,000	1,370,640
6.875% 4/25/44 (b)		1,260,000	1,522,868
TOTAL MOROCCO			6,584,258
Multi-National - 0.2%
JBS U.S.A. Lux SA / JBS Food Co. 6.5% 4/15/29 (b)		2,150,000	2,399,938
Promigas SA ESP/Gases del Pacifico SAC 3.75% 10/16/29 (b)		3,830,000	3,828,372
TOTAL MULTI-NATIONAL			6,228,310
Netherlands - 4.6%
Bharti Airtel International BV 5.35% 5/20/24 (b)		3,745,000	4,083,923
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		4,900,000	4,581,500
Embraer Netherlands Finance BV 5.05% 6/15/25		8,025,000	8,445,309
Equate Petrochemical BV 2.625% 4/28/28 (b)		3,085,000	3,096,569
IHS Netherlands Holdco BV 7.125% 3/18/25 (b)		12,600,000	12,944,925
Kazakhstan Temir Zholy Finance BV 6.95% 7/10/42 (b)		1,375,000	1,849,375
Lukoil International Finance BV 4.75% 11/2/26 (b)		2,235,000	2,478,475
Lukoil Securities BV 3.875% 5/6/30 (b)		1,225,000	1,286,250
MDC GMTN BV 2.875% 11/7/29 (b)		6,010,000	6,332,286
Metinvest BV 7.75% 4/23/23 (b)		8,251,000	8,693,460
Nostrum Oil & Gas Finance BV 8% 7/25/22 (b)(c)		30,870,000	8,489,250
Petrobras Global Finance BV:
6.75% 6/3/50		4,920,000	5,329,590
6.875% 1/20/40		6,673,000	7,595,542
8.75% 5/23/26		8,405,000	10,613,414
Prosus NV:
2.031% 8/3/32 (Reg. S)	EUR	2,395,000	2,760,377
3.68% 1/21/30 (b)		4,225,000	4,365,745
4.027% 8/3/50 (b)		6,840,000	6,378,300
SABIC Capital II BV 4% 10/10/23 (b)		8,080,000	8,585,000
Teva Pharmaceutical Finance Netherlands III BV 2.8% 7/21/23		2,940,000	2,922,478
VimpelCom Holdings BV:
3.375% 11/25/27 (b)		4,720,000	4,782,398
7.25% 4/26/23 (b)		5,070,000	5,427,790
VTR Finance BV 6.375% 7/15/28 (b)		3,655,000	3,938,263
TOTAL NETHERLANDS			124,980,219
Nigeria - 0.1%
Access Bank PLC 6.125% 9/21/26 (b)		2,080,000	2,091,856

Oman - 0.1%
Oman Oil Co. 5.125% 5/6/28 (b)		1,655,000	1,669,481

Panama - 0.4%
Aeropuerto Internacional de Tocumen SA:
4% 8/11/41 (b)		2,990,000	3,041,017
5.125% 8/11/61 (b)		2,205,000	2,312,907
Cable Onda SA 4.5% 1/30/30 (b)		6,015,000	6,294,322
TOTAL PANAMA			11,648,246
Paraguay - 0.2%
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (b)		5,285,000	5,515,558

Peru - 0.2%
Camposol SA 6% 2/3/27 (b)		2,578,000	2,660,657
Volcan Compania Minera SAA 4.375% 2/11/26 (b)		2,125,000	2,066,297
TOTAL PERU			4,726,954
Qatar - 0.8%
Qatar Petroleum:
1.375% 9/12/26 (b)		5,870,000	5,831,258
2.25% 7/12/31 (b)		10,175,000	10,065,721
3.3% 7/12/51 (b)		6,870,000	6,915,857
TOTAL QATAR			22,812,836
Saudi Arabia - 1.9%
Saudi Arabian Oil Co.:
1.625% 11/24/25 (b)		10,375,000	10,362,031
3.5% 4/16/29 (b)		21,920,000	23,527,010
4.25% 4/16/39 (b)		13,025,000	14,550,228
4.375% 4/16/49 (b)		4,080,000	4,630,800
TOTAL SAUDI ARABIA			53,070,069
Singapore - 0.5%
Indika Energy Capital III Pte. Ltd. 5.875% 11/9/24 (b)		2,815,000	2,825,556
Indika Energy Capital IV Pte Ltd. 8.25% 10/22/25 (b)		3,995,000	4,154,800
Medco Oak Tree Pte Ltd. 7.375% 5/14/26 (b)		1,225,000	1,302,941
Medco Platinum Road Pte Ltd. 6.75% 1/30/25 (b)		4,080,000	4,226,115
TOTAL SINGAPORE			12,509,412
South Africa - 0.7%
Eskom Holdings SOC Ltd. 6.75% 8/6/23 (b)		18,745,000	19,258,144

Spain - 0.2%
EnfraGen Energia Sur SA 5.375% 12/30/30 (b)		6,880,000	6,751,000

Thailand - 0.1%
PTT Treasury Center Co. Ltd. 3.7% 7/16/70 (b)		2,635,000	2,610,231

Tunisia - 0.0%
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		485,000	409,825

Turkey - 0.8%
Aydem Yenilenebilir Enerji A/S 7.75% 2/2/27 (b)		2,625,000	2,559,375
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (b)		8,260,000	8,401,969
T.C. Ziraat Bankasi A/S 5.125% 5/3/22 (b)		6,135,000	6,216,672
Turk Sise ve Cam Fabrikalari A/S 6.95% 3/14/26 (b)		5,110,000	5,604,393
TOTAL TURKEY			22,782,409
United Arab Emirates - 0.2%
Abu Dhabi National Energy Co. PJSC:
4% 10/3/49 (b)		1,665,000	1,905,176
4.875% 4/23/30 (b)		1,075,000	1,288,522
DP World Ltd. 5.625% 9/25/48 (b)		1,795,000	2,210,094
TOTAL UNITED ARAB EMIRATES			5,403,792
United Kingdom - 2.1%
Antofagasta PLC 2.375% 10/14/30 (b)		8,065,000	7,782,725
Biz Finance PLC 9.625% 4/27/22 (b)		2,037,167	2,071,289
Fresnillo PLC 4.25% 10/2/50 (b)		3,940,000	4,087,258
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (b)		6,725,000	6,926,750
NAK Naftogaz Ukraine:
7.375% 7/19/22 (Reg. S)		6,785,000	6,882,534
7.625% 11/8/26 (b)		2,455,000	2,436,281
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (b)		1,149,750	1,197,033
The Bidvest Group UK PLC 3.625% 9/23/26 (b)		3,610,000	3,610,000
Tullow Oil PLC:
7% 3/1/25 (b)		1,935,000	1,673,775
10.25% 5/15/26 (b)		11,835,000	12,308,400
Vedanta Resources PLC 6.375% 7/30/22 (b)		7,681,000	7,658,437
TOTAL UNITED KINGDOM			56,634,482
United States of America - 2.7%
Azul Investments LLP:
5.875% 10/26/24 (b)		8,815,000	8,309,790
7.25% 6/15/26 (b)		2,900,000	2,769,500
BBVA Bancomer SA Texas Branch 6.75% 9/30/22 (b)		3,450,000	3,628,262
Citgo Holding, Inc. 9.25% 8/1/24 (b)		5,685,000	5,727,638
DAE Funding LLC 1.55% 8/1/24 (b)		2,875,000	2,848,723
JBS U.S.A. Food Co.:
5.75% 1/15/28 (b)		6,540,000	6,867,065
7% 1/15/26 (b)		6,390,000	6,680,426
Kosmos Energy Ltd. 7.125% 4/4/26 (b)		18,315,000	17,857,125
MercadoLibre, Inc. 2.375% 1/14/26		1,965,000	1,933,069
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (b)		6,220,000	6,839,279
Sasol Financing U.S.A. LLC:
4.375% 9/18/26		7,025,000	7,109,651
5.875% 3/27/24		4,105,000	4,308,454
TOTAL UNITED STATES OF AMERICA			74,878,982
Uzbekistan - 0.1%
National Bank of Uzbekistan 4.85% 10/21/25 (Reg. S)		2,550,000	2,625,384

Venezuela - 0.1%
Petroleos de Venezuela SA:
5.375% 4/12/27 (c)		5,000,000	275,000
5.5% 4/12/37 (c)		330,000	18,150
6% 5/16/24 (b)(c)		9,685,000	532,675
6% 11/15/26 (b)(c)		12,130,000	667,150
9.75% 5/17/35 (b)(c)		1,315,000	72,325
12.75% 2/17/22 (b)(c)		1,310,000	72,050
TOTAL VENEZUELA			1,637,350
TOTAL NONCONVERTIBLE BONDS (Cost $1,180,415,789)			1,152,644,898

Government Obligations - 42.6%
		Principal Amount (a)	Value ($)
Angola - 0.7%
Angola Republic:
8.25% 5/9/28 (b)		4,300,000	4,449,963
9.375% 5/8/48 (b)		965,000	992,623
9.5% 11/12/25 (b)		12,520,000	13,750,873
TOTAL ANGOLA			19,193,459
Argentina - 2.4%
Argentine Republic:
0.5% 7/9/30 (f)		78,122,307	28,514,642
1% 7/9/29		8,355,564	3,200,181
1.125% 7/9/35 (f)		22,872,842	7,456,546
2% 1/9/38 (f)		9,996,530	3,853,662
Buenos Aires Province 3.9% 9/1/37 (b)(f)		5,895,000	2,674,119
Province of Santa Fe 7% 3/23/23 (b)		8,750,000	8,126,563
Provincia de Cordoba:
5% 12/10/25 (b)(f)		12,304,714	9,319,283
5% 6/1/27 (b)(f)		5,681,546	3,813,028
TOTAL ARGENTINA			66,958,024
Armenia - 0.1%
Republic of Armenia 7.15% 3/26/25 (b)		2,210,000	2,514,980

Barbados - 0.4%
Barbados Government 6.5% 10/1/29 (b)		9,940,000	9,997,776

Belarus - 0.2%
Belarus Republic 6.875% 2/28/23 (b)		4,500,000	4,560,750

Benin - 0.4%
Republic of Benin:
4.875% 1/19/32 (b)	EUR	5,880,000	6,777,043
5.75% 3/26/26 (b)	EUR	2,965,000	3,709,912
TOTAL BENIN			10,486,955
Bermuda - 0.6%
Bermuda Government:
2.375% 8/20/30 (b)		520,000	515,710
3.375% 8/20/50 (b)		1,825,000	1,828,764
3.717% 1/25/27 (b)		7,540,000	8,168,176
4.75% 2/15/29 (b)		4,160,000	4,828,980
TOTAL BERMUDA			15,341,630
Brazil - 1.7%
Brazilian Federative Republic:
2.875% 6/6/25		13,455,000	13,751,010
3.875% 6/12/30		8,540,000	8,269,389
7.125% 1/20/37		6,420,000	7,711,223
8.25% 1/20/34		12,015,000	15,978,448
TOTAL BRAZIL			45,710,070
Cameroon - 0.3%
Cameroon Republic 5.95% 7/7/32 (b)	EUR	6,435,000	7,293,256

China - 0.2%
Peoples Republic of China 1.2% 10/21/30 (b)		4,895,000	4,725,290

Colombia - 1.1%
Colombian Republic:
3% 1/30/30		5,600,000	5,275,550
3.125% 4/15/31		6,095,000	5,698,063
3.25% 4/22/32		6,755,000	6,292,283
4.125% 5/15/51		2,555,000	2,201,771
5% 6/15/45		9,880,000	9,619,415
6.125% 1/18/41		440,000	483,945
7.375% 9/18/37		1,575,000	1,933,116
TOTAL COLOMBIA			31,504,143
Costa Rica - 0.2%
Costa Rican Republic:
5.625% 4/30/43 (b)		1,910,000	1,688,918
6.125% 2/19/31 (b)		2,400,000	2,461,950
7% 4/4/44 (b)		585,000	576,883
TOTAL COSTA RICA			4,727,751
Dominican Republic - 1.6%
Dominican Republic:
4.875% 9/23/32 (b)		9,085,000	9,268,403
5.875% 1/30/60 (b)		3,120,000	3,046,485
5.95% 1/25/27 (b)		6,410,000	7,195,225
6% 7/19/28 (b)		4,120,000	4,635,000
6.4% 6/5/49 (b)		1,825,000	1,932,561
6.5% 2/15/48 (b)		755,000	806,576
6.5% 2/15/48 (Reg. S)		1,530,000	1,634,518
6.85% 1/27/45 (b)		3,435,000	3,832,816
6.875% 1/29/26 (b)		7,420,000	8,562,216
7.45% 4/30/44 (b)		3,655,000	4,366,126
TOTAL DOMINICAN REPUBLIC			45,279,926
Ecuador - 0.5%
Ecuador Republic:
1% 7/31/35 (b)(f)		7,865,000	5,112,250
5% 7/31/30 (b)(f)		11,410,000	9,555,875
TOTAL ECUADOR			14,668,125
Egypt - 2.6%
Arab Republic of Egypt:
yield at date of purchase 12.2504% to 13.1905% 11/23/21 to 3/8/22	EGP	226,975,000	13,941,262
5.8% 9/30/27 (b)		4,120,000	4,022,150
7.5% 1/31/27 (b)		32,960,000	34,649,200
7.6003% 3/1/29 (b)		5,785,000	5,958,550
7.903% 2/21/48 (b)		4,875,000	4,411,875
8.5% 1/31/47 (b)		7,395,000	7,080,713
8.7002% 3/1/49 (b)		1,150,000	1,109,750
TOTAL EGYPT			71,173,500
El Salvador - 0.4%
El Salvador Republic:
6.375% 1/18/27 (b)		810,000	605,475
7.1246% 1/20/50 (b)		3,320,000	2,290,800
7.625% 2/1/41 (b)		935,000	663,850
7.75% 1/24/23 (b)		7,730,000	6,531,850
TOTAL EL SALVADOR			10,091,975
Gabon - 0.3%
Gabonese Republic:
6.375% 12/12/24 (b)		6,030,000	6,409,890
6.625% 2/6/31 (b)		1,295,000	1,272,176
TOTAL GABON			7,682,066
Georgia - 0.2%
Georgia Republic 2.75% 4/22/26 (b)		5,385,000	5,438,850

Ghana - 0.5%
Ghana Republic:
7.75% 4/7/29 (b)		6,200,000	5,890,000
8.125% 1/18/26 (b)		2,515,000	2,541,408
10.75% 10/14/30 (b)		4,110,000	4,953,321
TOTAL GHANA			13,384,729
Guatemala - 0.3%
Guatemalan Republic:
4.9% 6/1/30 (b)		475,000	513,831
5.375% 4/24/32 (b)		3,930,000	4,393,740
6.125% 6/1/50 (b)		2,620,000	3,012,673
TOTAL GUATEMALA			7,920,244
Honduras - 0.1%
Republic of Honduras 5.625% 6/24/30 (b)		2,105,000	2,186,306

Hungary - 0.1%
Hungarian Republic 2.125% 9/22/31 (b)		2,190,000	2,156,192

Indonesia - 2.7%
Indonesian Republic:
3.85% 10/15/30		3,790,000	4,220,639
4.1% 4/24/28		7,530,000	8,449,131
4.35% 1/11/48		4,095,000	4,564,133
5.125% 1/15/45 (b)		9,585,000	11,581,675
5.25% 1/17/42 (b)		3,965,000	4,810,784
5.95% 1/8/46 (b)		4,505,000	6,089,634
6.625% 2/17/37 (b)		821,000	1,119,023
6.75% 1/15/44 (b)		3,710,000	5,369,761
7.75% 1/17/38 (b)		8,865,000	13,180,039
8.5% 10/12/35 (b)		9,215,000	14,385,767
TOTAL INDONESIA			73,770,586
Iraq - 0.1%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		3,536,813	3,405,950

Israel - 0.3%
Israeli State 3.375% 1/15/50		6,775,000	7,181,879

Ivory Coast - 0.6%
Ivory Coast:
5.875% 10/17/31 (b)	EUR	5,330,000	6,431,770
6.125% 6/15/33 (b)		3,865,000	4,071,053
6.375% 3/3/28 (b)		5,505,000	6,046,210
TOTAL IVORY COAST			16,549,033
Jamaica - 0.2%
Jamaican Government:
6.75% 4/28/28		2,175,000	2,531,564
7.875% 7/28/45		1,995,000	2,767,813
TOTAL JAMAICA			5,299,377
Jordan - 0.3%
Jordanian Kingdom:
4.95% 7/7/25 (b)		6,605,000	6,869,200
7.375% 10/10/47 (b)		1,240,000	1,277,433
TOTAL JORDAN			8,146,633
Kenya - 0.5%
Republic of Kenya:
6.875% 6/24/24 (b)		6,200,000	6,794,038
7% 5/22/27 (b)		6,360,000	6,871,980
TOTAL KENYA			13,666,018
Korea (South) - 0.2%
Korean Republic 1% 9/16/30		6,770,000	6,381,070

Lebanon - 0.1%
Lebanese Republic:
5.8% 12/31/49 (c)		7,337,000	1,209,688
6.375% 12/31/49 (c)		9,133,000	1,502,949
TOTAL LEBANON			2,712,637
Mexico - 1.9%
United Mexican States:
2.659% 5/24/31		5,750,000	5,546,234
3.25% 4/16/30		7,105,000	7,272,856
3.75% 1/11/28		6,690,000	7,284,992
4.5% 4/22/29		3,880,000	4,357,240
5.75% 10/12/2110		9,700,000	11,020,413
6.05% 1/11/40		7,695,000	9,425,413
8% 12/7/23	MXN	133,450,000	6,693,350
TOTAL MEXICO			51,600,498
Mongolia - 0.2%
Mongolia Government 5.125% 4/7/26 (b)		4,285,000	4,489,009

Morocco - 0.3%
Moroccan Kingdom:
2.375% 12/15/27 (b)		5,980,000	5,852,925
3% 12/15/32 (b)		1,340,000	1,271,325
4% 12/15/50 (b)		1,425,000	1,298,531
5.5% 12/11/42 (b)		850,000	955,347
TOTAL MOROCCO			9,378,128
Nigeria - 1.3%
Republic of Nigeria:
6.125% 9/28/28 (b)		5,820,000	5,827,275
6.375% 7/12/23 (b)		4,390,000	4,621,298
6.5% 11/28/27 (b)		2,610,000	2,695,314
7.143% 2/23/30 (b)		3,780,000	3,850,403
7.625% 11/21/25 (b)		18,215,000	20,102,529
TOTAL NIGERIA			37,096,819
Oman - 1.0%
Sultanate of Oman:
5.375% 3/8/27 (b)		1,305,000	1,355,406
5.625% 1/17/28 (b)		9,535,000	9,904,481
6% 8/1/29 (b)		5,765,000	6,036,315
6.25% 1/25/31 (b)		1,275,000	1,361,063
6.75% 1/17/48 (b)		8,600,000	8,477,988
TOTAL OMAN			27,135,253
Pakistan - 0.6%
Islamic Republic of Pakistan:
6% 4/8/26 (b)		11,115,000	11,005,073
8.25% 4/15/24 (b)		1,300,000	1,387,994
The Third Pakistan International Sukuk Co. Ltd. 5.5% 10/13/21 (b)		4,200,000	4,198,320
TOTAL PAKISTAN			16,591,387
Panama - 0.2%
Panamanian Republic:
2.252% 9/29/32		3,620,000	3,396,691
3.87% 7/23/60		2,685,000	2,620,896
TOTAL PANAMA			6,017,587
Paraguay - 0.5%
Republic of Paraguay:
2.739% 1/29/33 (b)		2,485,000	2,377,524
4.95% 4/28/31 (b)		5,505,000	6,194,157
5.4% 3/30/50 (b)		3,750,000	4,297,969
TOTAL PARAGUAY			12,869,650
Peru - 0.8%
Peruvian Republic:
2.783% 1/23/31		16,370,000	16,224,716
3.3% 3/11/41		4,220,000	4,091,290
7.35% 7/21/25		2,010,000	2,429,336
TOTAL PERU			22,745,342
Qatar - 2.1%
State of Qatar:
3.75% 4/16/30 (b)		20,055,000	22,640,842
4% 3/14/29 (b)		5,630,000	6,395,680
4.4% 4/16/50 (b)		5,985,000	7,279,256
4.817% 3/14/49 (b)		9,275,000	11,908,520
5.103% 4/23/48 (b)		3,555,000	4,711,042
9.75% 6/15/30 (b)		3,415,000	5,421,953
TOTAL QATAR			58,357,293
Romania - 0.4%
Romanian Republic:
3% 2/14/31 (b)		6,709,000	6,838,148
3.375% 1/28/50 (Reg. S)	EUR	1,830,000	2,085,334
4.375% 8/22/23 (b)		2,395,000	2,554,118
TOTAL ROMANIA			11,477,600
Russia - 1.8%
Ministry of Finance of the Russian Federation:
4.25% 6/23/27(Reg. S)		5,400,000	6,018,300
4.375% 3/21/29(Reg. S)		6,400,000	7,254,400
5.1% 3/28/35 (b)		9,400,000	11,252,388
5.1% 3/28/35(Reg. S)		9,200,000	11,012,975
5.25% 6/23/47 (b)		5,600,000	7,099,050
5.25% 6/23/47(Reg. S)		3,600,000	4,563,675
5.625% 4/4/42 (b)		2,825,000	3,657,139
TOTAL RUSSIA			50,857,927
Rwanda - 0.2%
Rwanda Republic 5.5% 8/9/31 (b)		4,740,000	4,939,376

Saudi Arabia - 1.3%
Kingdom of Saudi Arabia:
2.25% 2/2/33 (b)		7,655,000	7,444,488
2.9% 10/22/25 (b)		6,140,000	6,523,750
3.625% 3/4/28 (b)		3,515,000	3,857,713
3.75% 1/21/55 (b)		2,915,000	3,038,888
4% 4/17/25 (b)		3,905,000	4,274,023
4.5% 10/26/46 (b)		4,500,000	5,180,625
4.5% 4/22/60 (b)		2,545,000	3,034,913
4.625% 10/4/47 (b)		3,295,000	3,867,506
TOTAL SAUDI ARABIA			37,221,906
Serbia - 0.1%
Republic of Serbia 2.125% 12/1/30 (b)		3,825,000	3,569,920

South Africa - 0.1%
South African Republic 4.85% 9/30/29		2,510,000	2,576,358

Sri Lanka - 0.1%
Democratic Socialist Republic of Sri Lanka:
7.55% 3/28/30 (b)		1,745,000	1,064,232
7.85% 3/14/29 (b)		4,750,000	2,890,969
TOTAL SRI LANKA			3,955,201
Turkey - 4.7%
Turkish Republic:
3.25% 3/23/23		29,355,000	29,167,862
4.25% 3/13/25		7,465,000	7,219,122
4.25% 4/14/26		2,455,000	2,306,626
4.75% 1/26/26		7,795,000	7,502,688
4.875% 10/9/26		4,595,000	4,391,958
4.875% 4/16/43		7,940,000	6,167,395
5.125% 3/25/22		21,935,000	22,233,864
5.125% 6/22/26 (b)		3,105,000	3,105,000
5.125% 2/17/28		5,960,000	5,642,630
5.75% 3/22/24		3,245,000	3,314,565
5.75% 5/11/47		7,425,000	6,133,978
6% 1/14/41		1,850,000	1,597,706
6.125% 10/24/28		3,895,000	3,847,043
6.25% 9/26/22		7,315,000	7,534,450
6.35% 8/10/24		3,290,000	3,404,739
6.375% 10/14/25		8,255,000	8,460,343
7.25% 12/23/23		6,125,000	6,512,789
TOTAL TURKEY			128,542,758
Ukraine - 2.0%
Ukraine Government:
1.258% 5/31/40 (b)(d)		2,360,000	2,561,780
6.876% 5/21/29 (b)		1,910,000	1,934,830
7.253% 3/15/33 (b)		6,695,000	6,752,744
7.375% 9/25/32 (b)		3,310,000	3,375,786
7.75% 9/1/22 (b)		9,372,000	9,746,880
7.75% 9/1/23 (b)		11,625,000	12,427,125
7.75% 9/1/24 (b)		12,685,000	13,721,999
7.75% 9/1/26 (b)		2,195,000	2,379,243
7.75% 9/1/27 (b)		1,360,000	1,471,605
TOTAL UKRAINE			54,371,992
United Arab Emirates - 1.3%
Emirate of Abu Dhabi:
1.7% 3/2/31 (b)		6,640,000	6,400,960
3.125% 4/16/30 (b)		8,570,000	9,298,450
3.125% 9/30/49 (b)		10,540,000	10,561,739
3.875% 4/16/50 (b)		7,190,000	8,218,170
Emirate of Dubai 3.9% 9/9/50 (Reg. S)		850,000	801,125
TOTAL UNITED ARAB EMIRATES			35,280,444
Uruguay - 0.4%
Uruguay Republic 5.1% 6/18/50		7,730,000	9,835,459

Uzbekistan - 0.3%
Republic of Uzbekistan:
3.7% 11/25/30 (b)		3,090,000	2,984,940
3.9% 10/19/31 (b)		4,325,000	4,206,019
4.75% 2/20/24 (b)		2,495,000	2,611,018
TOTAL UZBEKISTAN			9,801,977
Venezuela - 0.2%
Venezuelan Republic:
9.25% 9/15/27 (c)		32,390,000	3,239,000
11.95% 8/5/31 (Reg. S) (c)		14,080,000	1,425,600
12.75% 8/23/22 (c)		2,705,000	270,500
TOTAL VENEZUELA			4,935,100
Vietnam - 0.8%
Vietnamese Socialist Republic 5.5% 3/12/28		22,357,300	22,298,612

Zambia - 0.1%
Republic of Zambia 8.97% 7/30/27 (b)		3,570,000	2,748,900

TOTAL GOVERNMENT OBLIGATIONS (Cost $1,191,364,205)			1,168,803,676

Preferred Securities - 4.6%
	Principal Amount (a)	Value ($)
British Virgin Islands - 0.2%
CAS Capital No 1 Ltd. 4% (Reg. S) (d)(g)	6,670,000	6,763,380

Cayman Islands - 2.0%
Banco Do Brasil SA 6.25% (b)(d)(g)	6,305,000	6,273,475
Banco Mercantil del Norte SA:
6.75% (b)(d)(g)	3,940,000	4,161,133
6.875% (b)(d)(g)	7,015,000	7,182,922
7.625% (b)(d)(g)	2,830,000	3,157,749
Cosan Overseas Ltd. 8.25% (g)	21,391,000	21,796,092
DP World Salaam 6% (Reg. S) (d)(g)	3,475,000	3,809,469
Itau Unibanco Holding SA 6.125% (b)(d)(g)	7,925,000	8,010,689
Odebrecht Holdco Finance Ltd. 0% 9/10/58 (b)	31,076,859	481,691
OEC Finance Ltd. 7.5% pay-in-kind (b)(g)	12,919,503	1,040,020
TOTAL CAYMAN ISLANDS		55,913,240
Georgia - 0.1%
Georgia Bank Joint Stock Co. 11.125% (Reg. S) (d)(g)	1,300,000	1,400,750

Ireland - 0.9%
Alfa Bond Issuance PLC:
6.95% (Reg. S) (d)(g)	1,300,000	1,336,806
8% (Reg. S) (d)(g)	8,887,000	8,949,764
Tinkoff Credit Systems:
6% (b)(d)(g)	2,960,000	2,958,224
9.25% (Reg. S) (d)(g)	9,739,000	10,130,386
TOTAL IRELAND		23,375,180
Mauritius - 0.2%
Network i2i Ltd.:
3.975% (b)(d)(g)	2,640,000	2,661,120
5.65% (b)(d)(g)	2,953,000	3,141,807
TOTAL MAURITIUS		5,802,927
Mexico - 0.2%
CEMEX S.A.B. de CV 5.125% (b)(d)(g)	6,660,000	6,743,250

United Arab Emirates - 0.6%
Emirates NBD Bank PJSC 6.125% (Reg. S) (d)(g)	6,975,000	7,356,533
NBK Tier 1 Financing 2 Ltd. 4.5% (b)(d)(g)	5,155,000	5,312,228
NBK Tier 1 Financing Ltd. 3.625% (b)(d)(g)	2,595,000	2,596,622
TOTAL UNITED ARAB EMIRATES		15,265,383
United Kingdom - 0.2%
Gazprom PJSC Via Gaz Finance PLC 4.5985% (b)(d)(g)	5,160,000	5,367,368

United States of America - 0.2%
BBVA Bancomer SA Texas Branch:
5.125% 1/18/33 (b)(d)	2,725,000	2,830,594
5.35% 11/12/29 (b)(d)	2,030,000	2,136,575
TOTAL UNITED STATES OF AMERICA		4,967,169
TOTAL PREFERRED SECURITIES (Cost $139,786,615)		125,598,647

Money Market Funds - 9.1%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (h) (Cost $251,499,789)	251,449,991	251,500,281

TOTAL INVESTMENT IN SECURITIES - 98.3% (Cost $2,763,066,398)	2,698,547,502
NET OTHER ASSETS (LIABILITIES) - 1.7%	46,807,826
NET ASSETS - 100.0%	2,745,355,328

Currency Abbreviations
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
MXN	-	Mexican peso

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,628,150,265 or 59.3% of net assets.

(c)	Non-income producing - Security is in default.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Security is perpetual in nature with no stated maturity date.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	276,040,856	1,610,853,574	1,635,399,873	132,861	5,724	-	251,500,281	0.4%
Total	276,040,856	1,610,853,574	1,635,399,873	132,861	5,724	-	251,500,281

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities.Nonconvertible Bonds, Government Obligations and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Credit Risk
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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